Offerings - Offering: 1	Aug. 22, 2025 USD ($)
Offering:
Rule 457(o)	true
Security Type	Equity
Amount Registered	133,334
Proposed Maximum Offering Price per Unit	13.04
Maximum Aggregate Offering Price	$ 1,738,675